CONSIDERATION PAYABLE	12 Months Ended
Jan. 31, 2021
Consideration Payable [abstract]
CONSIDERATION PAYABLE

15. CONSIDERATION PAYABLE

The following table reflects the continuity of consideration payable:

Balance, January 31, 2019	$1,375,268
Swell Companies acquisition - May 25, 2019 (Note 4)	846,256
Consideration paid - cash	(1,375,268)
Balance, January 31, 2020	846,256
Consideration paid - cash	(846,256)
Balance, January 31, 2021	$—